Disaggregation of revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

Note 3 – Disaggregation of revenue

	Periods Ended June 30,
	2024	2025
	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	4	4

Revenue recognition over time:
Swim fees	2,222	2,158
	2,226	2,162

NOTE 3 - DISAGGREGATION OF REVENUE

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Government sector	713	1,994	1,700
Private sector	2,051	2,656	2,516
	2,764	4,650	4,216

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	-	4	7

Revenue recognition over time:
Swim fees	2,764	4,646	4,209
	2,764	4,650	4,216